Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 14,163,995	$ 16,500,670	$ 460,918
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in investing activities
Operating Location		R.O.C.
Percentages of ownership held by the Group		27.94%	29.45%
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the packaging and testing of semiconductors
Operating Location		R.O.C.
Percentages of ownership held by the Group		10.85%	10.85%
M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Investment company
Operating Location		Singapore
Percentages of ownership held by the Group		42.23%	42.23%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the development, construction and leasing of real estate properties
Operating Location		R.O.C.
Percentages of ownership held by the Group		26.22%	26.22%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the leasing of real estate properties
Operating Location		R.O.C.
Percentages of ownership held by the Group		27.31%	27.31%
CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Main Business		Fabless substrate design house
Operating Location		U.S.A.
Percentages of ownership held by the Group		20.82%	20.82%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Holding company with group engaged in the development of wafer level packaging and interconnect technology
Operating Location		U.S.A.
Percentages of ownership held by the Group		17.85%	17.85%
QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business
Operating Location		China
Percentages of ownership held by the Group	6.67%	6.67%	0.00%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		$ 14,464,144	$ 16,800,819	470,685
Cost [member] | Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		7,494,541	9,873,978	243,884
Cost [member] | ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		2,748,810	2,717,250	89,450
Cost [member] | M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		2,090,663	1,859,542	68,033
Cost [member] | Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		1,597,745	1,828,921	51,993
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		244,516	258,757	7,957
Cost [member] | CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		145,640	210,937	4,739
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		54,040	51,434	1,759
Cost [member] | QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		88,189	0	2,870
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 300,149	$ 300,149	$ 9,767